Employee Benefits - Summary of Sensitivity Analysis of Impact on Employee Future Benefit Liabilities (Detail) $ in Millions	Jan. 31, 2019 CAD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (Decrease) of liabilities due to increase in actuarial assumption	$ (34.6)
Increase (Decrease) of liabilities due to decrease in actuarial assumption	38.8
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (Decrease) of liabilities due to increase in actuarial assumption	9.2
Increase (Decrease) of liabilities due to decrease in actuarial assumption	(8.6)
Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (Decrease) of liabilities due to increase in actuarial assumption	9.1
Increase (Decrease) of liabilities due to decrease in actuarial assumption	$ (9.3)